SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Risk free interest, Minimum	1.21%	1.44%
Risk free interest, Maximum	1.88%	1.61%
Dividend yields	0.00%	0.00%
Volatility, Minimum	61.30%	65.30%
Volatility, Maximum	63.90%	66.80%
Expected term (in years)		6 years
Minimum [Member]
Expected term (in years)	5 years 6 months
Maximum [Member]
Expected term (in years)	6 years 3 months